EQUITY INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]	Equity investments consist of the following:
	September 30,
	2011	2012
	RMB	RMB

Equity method investment	20,503	3,712
Cost method investment	-	18,721
	20,503	22,433